Loan Operations and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Concentration (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Largest debtor [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	R$ 5,193	R$ 4,079
10 largest debtors [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	31,564	28,958
20 largest debtors [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	47,433	46,313
50 largest debtors [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	73,358	74,772
100 largest debtors [Member]
Disclosure of loans and lease operations [Line Items]
Loan operations and lease operations by concentration	R$ 98,675	R$ 101,149